ACQUISITIONS (Details Narrative)	May 03, 2023 USD ($) shares
Asset Purchase Agreement [Member] | DM Lab Co., LTD [Member]
Asset Acquisition [Line Items]
Business Acquisition, Date of Acquisition Agreement	May 03, 2023
Stock Issued During Period, Value, Acquisitions	$ 16,012,750
Business Combination, Consideration Transferred	257,112
Business Acquisition, Transaction Costs	$ 107,112
Asset Purchase Agreement [Member] | DM Lab Co., LTD [Member] | Common Stock [Member]
Asset Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares	4,325,043
DM Lab Co., LTD [Member]
Asset Acquisition [Line Items]
Consideration transferred | shares	16,012,750
Equity interest issued and issuable	$ 16,012,750
Payments for asset acquisitions	257,112
Asset acquisition, transaction cost	$ 107,112